Summary of Significant Accounting Policies - Other Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($) item
Summary of Significant Accounting Policies
Number of reporting units | item	5	5	1
Impairment of goodwill	$ 468
Percentage payment of calculated tax savings to pre-business combination equity holders	85.00%
Aggregate principal amount	$ 1,665,000	$ 2,028,993
Advertising expense	$ 9,574	$ 12,150	$ 14,416
Minimum
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	2 years
Customers contract period (in years)	1 year
Maximum
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	20 years
Customers contract period (in years)	2 years
Term Loan Facility
Summary of Significant Accounting Policies
Aggregate principal amount	$ 900,000
Capitalized computer software
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	5 years
Purchased computer software
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	3 years
Customer relationships | Minimum
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	2 years
Customer relationships | Maximum
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	14 years
Databases and content | Minimum
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	13 years
Databases and content | Maximum
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	20 years
Finite-lived trade names
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	18 years
Computer hardware
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	P3Y
Furniture, fixtures and equipment | Minimum
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	P5Y
Furniture, fixtures and equipment | Maximum
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	P7Y